UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    ---------------------

                       First Defined Portfolio Fund, LLC
              -----------------------------------------------------------
               (Exact name of registrant as specified in charter)


                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532
              -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                Lisle, IL 60532
               ---------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           --------------
                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2007
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 99.8%

                AEROSPACE & DEFENSE - 1.0%
       13,895   Ladish Co., Inc. (b) ..........................................................................   $        770,895
       14,639   Rockwell Collins, Inc. ........................................................................          1,069,233
                                                                                                                  ----------------
                                                                                                                         1,840,128
                                                                                                                  ----------------
                AIR FREIGHT & LOGISTICS - 0.6%
       38,034   Hub Group, Inc., Class A (b) ..................................................................          1,142,161
                                                                                                                  ----------------
                AIRLINES - 0.2%
       11,389   Continental Airlines, Inc., Class B (b) .......................................................            376,179
                                                                                                                  ----------------
                AUTOMOBILES - 1.1%
       47,194   Harley-Davidson, Inc. .........................................................................          2,180,835
                                                                                                                  ----------------
                BEVERAGES - 1.5%
       52,026   Coca-Cola (The), Company ......................................................................          2,989,934
                                                                                                                  ----------------
                BUILDING PRODUCTS - 0.2%
       15,433   American Woodmark Corp. .......................................................................            382,584
                                                                                                                  ----------------
                CHEMICALS - 5.6%
       12,053   Albemarle Corp. ...............................................................................            532,743
      117,884   E. I. du Pont de Nemours and Company ..........................................................          5,842,331
        6,204   OM Group, Inc. (b) ............................................................................            327,633
       39,603   Potash Corp. of Saskatchewan, Inc. ............................................................          4,186,037
                                                                                                                  ----------------
                                                                                                                        10,888,744
                                                                                                                  ----------------
                COMMERCIAL BANKS - 4.7%
       59,262   ABN AMRO Holding N.V., ADR ....................................................................          3,111,255
       33,003   Barclays PLC, ADR .............................................................................          1,604,606
       27,425   Cascade Bancorp ...............................................................................            610,480
       20,985   HSBC Holdings PLC, ADR ........................................................................          1,943,211
       42,426   Lloyds TSB Group PLC, ADR .....................................................................          1,886,260
                                                                                                                  ----------------
                                                                                                                         9,155,812
                                                                                                                  ----------------
                COMMERCIAL SERVICES & SUPPLIES - 1.5%
       52,684   Cenveo, Inc. (b) ..............................................................................          1,139,555
       19,178   Clean Harbors, Inc. (b) .......................................................................            853,804
       20,399   Kenexa Corp. (b) ..............................................................................            627,881
       12,057   TeleTech Holdings, Inc. (b) ...................................................................            288,283
                                                                                                                  ----------------
                                                                                                                         2,909,523
                                                                                                                  ----------------
                COMMUNICATIONS EQUIPMENT - 10.4%
      263,383   Cisco Systems, Inc. (b) .......................................................................          8,720,611
       34,868   Packeteer, Inc. (b) ...........................................................................            264,997
      104,808   Research In Motion Ltd. (b) ...................................................................         10,328,828
       47,547   Sirenza Microdevices, Inc. (b) ................................................................            822,088
                                                                                                                  ----------------
                                                                                                                        20,136,524
                                                                                                                  ----------------
                COMPUTERS & PERIPHERALS - 3.7%
       59,604   International Business Machines Corp. .........................................................          7,021,351
        1,471   Lexmark International, Inc., Class A (b) ......................................................             61,091
                                                                                                                  ----------------
                                                                                                                         7,082,442
                                                                                                                  ----------------
                CONSTRUCTION & ENGINEERING - 0.7%
       48,011   Quanta Services, Inc. (b) .....................................................................          1,269,888
                                                                                                                  ----------------


                See Notes to Quarterly Portfolio of Investments.          Page 1

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                CONSUMER FINANCE - 3.0%
       78,264   American Express Company ......................................................................   $      4,646,534
       27,784   First Cash Financial Services, Inc. (b) .......................................................            650,701
       17,244   World Acceptance Corp. (b) ....................................................................            570,432
                                                                                                                  ----------------
                                                                                                                         5,867,667
                                                                                                                  ----------------
                CONTAINERS & PACKAGING - 0.2%
       10,471   Rock-Tenn Company, Class A ....................................................................            302,612
                                                                                                                  ----------------
                DIVERSIFIED FINANCIAL SERVICES - 0.5%
       18,045   Moody's Corp. .................................................................................            909,468
                                                                                                                  ----------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 9.5%
      136,688   BT Group PLC, ADR .............................................................................          8,588,107
       25,406   Consolidated Communications Holdings, Inc. ....................................................            498,212
      105,336   Deutsche Telekom AG, ADR ......................................................................          2,067,746
       34,085   FairPoint Communications, Inc. ................................................................            642,843
       69,429   France Telecom S.A., ADR ......................................................................          2,321,706
      135,485   Koninklijke (Royal) KPN N.V., ADR .............................................................          2,353,374
       63,688   Telecom Italia SpA, ADR .......................................................................          1,927,836
                                                                                                                  ----------------
                                                                                                                        18,399,824
                                                                                                                  ----------------
                ELECTRIC UTILITIES - 1.7%
       37,337   Enel SpA, ADR .................................................................................          2,104,687
        3,679   Entergy Corp. .................................................................................            398,399
        5,670   FirstEnergy Corp. .............................................................................            359,138
        7,169   FPL Group, Inc. ...............................................................................            436,449
                                                                                                                  ----------------
                                                                                                                         3,298,673
                                                                                                                  ----------------
                ELECTRICAL EQUIPMENT - 0.9%
       14,658   Rockwell Automation, Inc. .....................................................................          1,018,878
       20,158   Superior Essex, Inc. (b) ......................................................................            751,490
                                                                                                                  ----------------
                                                                                                                         1,770,368
                                                                                                                  ----------------
                ELECTRONIC EQUIPMENT & INSTRUCTION - 0.7%
        6,029   Agilent Technologies, Inc. (b) ................................................................            222,349
        4,037   CDW Corp. .....................................................................................            352,026
       17,562   Rogers Corp. (b) ..............................................................................            723,379
                                                                                                                  ----------------
                                                                                                                         1,297,754
                                                                                                                  ----------------
                ENERGY EQUIPMENT & SERVICES - 1.0%
        1,509   Baker Hughes, Inc. ............................................................................            136,368
        3,546   Core Laboratories N.V. (b) ....................................................................            451,725
       13,836   Gulf Island Fabrication, Inc. .................................................................            531,164
       16,968   NATCO Group, Inc., Class A (b) ................................................................            878,094
                                                                                                                  ----------------
                                                                                                                         1,997,351
                                                                                                                  ----------------
                FOOD PRODUCTS - 0.6%
        8,652   Campbell Soup Company .........................................................................            320,124
       30,361   TreeHouse Foods, Inc. (b) .....................................................................            821,265
                                                                                                                  ----------------
                                                                                                                         1,141,389
                                                                                                                  ----------------


Page 2          See Notes to Quarterly Portfolio of Investments.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                HEALTH CARE EQUIPMENT & SUPPLIES - 0.8%
       22,958   DJO, Inc. (b) .................................................................................   $      1,127,238
        9,695   Immucor, Inc. (b) .............................................................................            346,596
                                                                                                                  ----------------
                                                                                                                         1,473,834
                                                                                                                  ----------------
                HEALTH CARE PROVIDERS & SERVICES - 0.4%
       11,580   Air Methods Corp. (b) .........................................................................            534,996
        2,238   Laboratory Corp. of America Holdings (b) ......................................................            175,079
                                                                                                                  ----------------
                                                                                                                           710,075
                                                                                                                  ----------------
                HEALTH CARE TECHNOLOGY - 0.8%
       28,255   Omnicell, Inc. (b) ............................................................................            806,398
       35,200   Phase Forward, Inc. (b) .......................................................................            704,352
                                                                                                                  ----------------
                                                                                                                         1,510,750
                                                                                                                  ----------------
                HOTELS, RESTAURANTS & LEISURE - 0.9%
       16,611   Buffalo Wild Wings, Inc. (b) ..................................................................            626,567
       29,875   Interstate Hotels & Resorts, Inc. (b) .........................................................            135,931
        6,510   Wynn Resorts Ltd. .............................................................................          1,025,716
                                                                                                                  ----------------
                                                                                                                         1,788,214
                                                                                                                  ----------------
                HOUSEHOLD DURABLES - 0.3%
       11,585   Kimball International, Inc., Class B ..........................................................            131,837
       13,777   Tempur-Pedic International, Inc. ..............................................................            492,528
                                                                                                                  ----------------
                                                                                                                           624,365
                                                                                                                  ----------------
                INTERNET & CATALOG RETAIL - 0.3%
        6,595   Priceline.com, Inc. (b) .......................................................................            585,306
                                                                                                                  ----------------
                INTERNET SOFTWARE & SERVICES - 0.3%
       43,059   Interwoven, Inc. (b) ..........................................................................            612,729
                                                                                                                  ----------------
                IT SERVICES - 0.9%
       35,424   Infosys Technologies Ltd., ADR ................................................................          1,714,167
                                                                                                                  ----------------
                LEISURE EQUIPMENT & PRODUCTS - 1.1%
       19,870   Hasbro, Inc. ..................................................................................            553,976
       70,425   Mattel, Inc. ..................................................................................          1,652,170
                                                                                                                  ----------------
                                                                                                                         2,206,146
                                                                                                                  ----------------
                LIFE SCIENCES TOOLS & SERVICES - 0.1%
        1,825   Waters Corp. (b) ..............................................................................            122,129
                                                                                                                  ----------------
                MACHINERY - 5.5%
       94,273   Caterpillar, Inc. .............................................................................          7,393,831
       37,953   PACCAR, Inc. ..................................................................................          3,235,493
                                                                                                                  ----------------
                                                                                                                        10,629,324
                                                                                                                  ----------------
                MEDIA - 3.0%
      221,087   DIRECTV Group (The), Inc. (b) .................................................................          5,367,992
        9,972   Liberty Global, Inc., Class A (b) .............................................................            409,051
                                                                                                                  ----------------
                                                                                                                         5,777,043
                                                                                                                  ----------------


                See Notes to Quarterly Portfolio of Investments.          Page 3

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                METALS & MINING - 1.7%
       12,673   Allegheny Technologies, Inc. ..................................................................   $      1,393,396
        8,564   Brush Engineered Materials, Inc. (b) ..........................................................            444,386
       26,129   Metal Management, Inc. ........................................................................          1,416,192
                                                                                                                  ----------------
                                                                                                                         3,253,974
                                                                                                                  ----------------
                MULTI-UTILITIES - 1.1%
       26,280   National Grid Transco PLC, ADR ................................................................          2,108,444
                                                                                                                  ----------------
                MULTILINE RETAIL - 0.8%
       32,208   Nordstrom, Inc. ...............................................................................          1,510,233
                                                                                                                  ----------------
                OIL, GAS & CONSUMABLE FUELS - 7.9%
       28,669   BP PLC, ADR ...................................................................................          1,988,195
       10,226   Chevron Corp. .................................................................................            956,949
       28,521   ENI SpA, ADR ..................................................................................          2,103,709
      102,060   Exxon Mobil Corp. .............................................................................          9,446,674
       47,334   PetroQuest Energy, Inc. (b) ...................................................................            507,894
       58,466   VAALCO Energy, Inc. (b) .......................................................................            267,190
                                                                                                                  ----------------
                                                                                                                        15,270,611
                                                                                                                  ----------------
                PERSONAL PRODUCTS - 0.2%
        8,369   NBTY, Inc. (b) ................................................................................            339,781
                                                                                                                  ----------------
                PHARMACEUTICALS - 5.8%
       36,670   GlaxoSmithKline PLC, ADR ......................................................................          1,950,844
       51,499   Johnson & Johnson .............................................................................          3,383,484
       23,558   Noven Pharmaceuticals, Inc. (b) ...............................................................            375,279
      221,703   Pfizer, Inc. ..................................................................................          5,416,204
                                                                                                                  ----------------
                                                                                                                        11,125,811
                                                                                                                  ----------------
                REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
        7,447   Boston Properties, Inc. .......................................................................            773,743
                                                                                                                  ----------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.1%
       51,493   Atheros Communications (b) ....................................................................          1,543,245
        9,039   Lam Research Corp. (b) ........................................................................            481,417
      101,719   NVIDIA Corp. (b) ..............................................................................          3,686,297
       19,505   Ultra Clean Holdings, Inc. (b) ................................................................            286,724
                                                                                                                  ----------------
                                                                                                                         5,997,683
                                                                                                                  ----------------
                SOFTWARE - 10.5%
       22,947   Ansoft Corp. (b) ..............................................................................            756,792
       13,093   Check Point Software Technologies Ltd. (b) ....................................................            329,682
      388,927   Microsoft Corp. ...............................................................................         11,457,789
      330,968   Oracle Corp. (b) ..............................................................................          7,165,457
       38,042   Tyler Technologies, Inc. (b) ..................................................................            507,861
                                                                                                                  ----------------
                                                                                                                        20,217,581
                                                                                                                  ----------------
                SPECIALTY RETAIL - 2.9%
       42,622   American Eagle Outfitters, Inc. ...............................................................          1,121,385
       18,174   Bed Bath & Beyond, Inc. (b) ...................................................................            620,097
       28,417   Buckle (The), Inc. ............................................................................          1,078,141
       24,698   Charlotte Russe Holding, Inc. (b) .............................................................            361,579
       23,559   Group 1 Automotive, Inc. ......................................................................            790,876
       11,625   Guess?, Inc. ..................................................................................            569,974


Page 4          See Notes to Quarterly Portfolio of Investments.

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                SPECIALTY RETAIL - (CONTINUED)
       30,685   Gymboree (The), Corp. (b) .....................................................................   $      1,081,339
                                                                                                                  ----------------
                                                                                                                         5,623,391
                                                                                                                  ----------------
                TEXTILES, APPAREL & LUXURY GOODS - 0.1%
        8,109   Steven Madden Ltd. ............................................................................            153,665
                                                                                                                  ----------------
                TOBACCO - 0.1%
        3,561   UST, Inc. .....................................................................................            176,626
                                                                                                                  ----------------
                WIRELESS TELECOMMUNICATION SERVICES - 1.5%
        4,664   Millicom International Cellular S.A. (b) ......................................................            391,310
       69,303   Vodafone Group PLC, ADR .......................................................................          2,515,699
                                                                                                                  ----------------
                                                                                                                         2,907,009
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 99.8% .....................................................................        192,552,494
                (Cost $164,446,263)

                NET OTHER ASSETS AND LIABILITIES - 0.2% .......................................................            351,073
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $    192,903,567
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments.          Page 5

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 98.9%

                CHEMICALS - 9.3%
       35,870   E. I. du Pont de Nemours and Company ..........................................................   $      1,777,717
                                                                                                                  ----------------
                COMPUTERS & PERIPHERALS - 11.2%
       18,139   International Business Machines Corp. .........................................................          2,136,774
                                                                                                                  ----------------
                DIVERSIFIED FINANCIAL SERVICES - 7.7%
       31,473   Citigroup, Inc. ...............................................................................          1,468,845
                                                                                                                  ----------------
                INDUSTRIAL CONGLOMERATES - 11.0%
       22,502   3M Company ....................................................................................          2,105,737
                                                                                                                  ----------------
                MACHINERY - 11.8%
       28,682   Caterpillar, Inc. .............................................................................          2,249,530
                                                                                                                  ----------------
                OIL, GAS & CONSUMABLE FUELS - 11.0%
       22,743   Exxon Mobil Corp. .............................................................................          2,105,092
                                                                                                                  ----------------
                PHARMACEUTICALS - 8.6%
       67,461   Pfizer, Inc. ..................................................................................          1,648,072
                                                                                                                  ----------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.7%
       86,123   Intel Corp. ...................................................................................          2,227,141
                                                                                                                  ----------------
                SOFTWARE - 9.1%
       58,662   Microsoft Corp. ...............................................................................          1,728,183
                                                                                                                  ----------------
                SPECIALTY RETAIL - 7.5%
       44,264   Home Depot (The), Inc. ........................................................................          1,435,924
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 98.9% .....................................................................         18,883,015
                (Cost $17,527,564)

                NET OTHER ASSETS AND LIABILITIES - 1.1% .......................................................            210,253
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $     19,093,268
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.


Page 6          See Notes to Quarterly Portfolio of Investments.

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 98.3%

                CHEMICALS - 15.1%
       90,832   Lubrizol (The) Corp. ..........................................................................   $      5,909,530
      177,206   Lyondell Chemical Company .....................................................................          8,213,498
                                                                                                                  ----------------
                                                                                                                        14,123,028
                                                                                                                  ----------------
                COMMERCIAL BANKS - 11.6%
      192,564   Huntington Bancshares, Inc. ...................................................................          3,269,737
       58,722   PNC Financial Services Group, Inc. ............................................................          3,998,968
      121,140   Regions Financial Corp. .......................................................................          3,571,207
                                                                                                                  ----------------
                                                                                                                        10,839,912
                                                                                                                  ----------------
                DIVERSIFIED FINANCIAL SERVICES - 4.2%
       86,228   JPMorgan Chase & Company ......................................................................          3,950,967
                                                                                                                  ----------------
                ELECTRIC UTILITIES - 17.9%
       75,170   FirstEnergy Corp. .............................................................................          4,761,268
      161,905   Northeast Utilities ...........................................................................          4,625,626
       90,163   Pinnacle West Capital Corp. ...................................................................          3,562,340
      123,943   UniSource Energy Corp. ........................................................................          3,704,656
                                                                                                                  ----------------
                                                                                                                        16,653,890
                                                                                                                  ----------------
                GAS UTILITIES - 10.3%
      116,135   AGL Resources, Inc. ...........................................................................          4,601,269
      104,690   ONEOK, Inc. ...................................................................................          4,962,306
                                                                                                                  ----------------
                                                                                                                         9,563,575
                                                                                                                  ----------------
                INSURANCE - 14.2%
       99,717   Cincinnati Financial Corp. ....................................................................          4,318,743
       68,550   Lincoln National Corp. ........................................................................          4,522,244
       89,560   Unitrin, Inc. .................................................................................          4,441,280
                                                                                                                  ----------------
                                                                                                                        13,282,267
                                                                                                                  ----------------
                MULTI-UTILITIES - 20.2%
      122,178   Black Hills Corp. .............................................................................          5,011,742
       93,725   DTE Energy Company ............................................................................          4,540,039
      182,096   Energy East Corp. .............................................................................          4,925,697
      111,368   SCANA Corp. ...................................................................................          4,314,396
                                                                                                                  ----------------
                                                                                                                        18,791,874
                                                                                                                  ----------------
                PAPER & FOREST PRODUCTS - 4.8%
      150,511   MeadWestvaco Corp. ............................................................................          4,444,590
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 98.3% .....................................................................         91,650,103
                (Cost $88,583,566)

                NET OTHER ASSETS AND LIABILITIES - 1.7% .......................................................          1,555,331
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $     93,205,434
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.


                See Notes to Quarterly Portfolio of Investments.          Page 7

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 99.3%

                HONG KONG - 37.4%
    3,648,849   BOC Hong Kong (Holdings) Ltd. .................................................................   $      9,246,655
    3,120,000   Cheung Kong Infrastructure Holdings Ltd. ......................................................         11,719,254
    2,817,378   Citic Pacific Ltd. ............................................................................         17,975,845
   10,706,000   CNOOC Ltd. ....................................................................................         17,985,932
   16,242,000   PCCW Ltd. .....................................................................................         10,739,032
                                                                                                                  ----------------
                                                                                                                        67,666,718
                                                                                                                  ----------------
                UNITED KINGDOM - 31.2%
    1,638,916   BT Group PLC ..................................................................................         10,294,362
    1,711,508   Compass Group PLC .............................................................................         10,575,240
    1,792,427   GKN PLC .......................................................................................         12,982,224
      875,137   Lloyds TSB Group PLC ..........................................................................          9,713,599
    3,537,519   Vodafone Group PLC ............................................................................         12,774,615
                                                                                                                  ----------------
                                                                                                                        56,340,040
                                                                                                                  ----------------
                UNITED STATES - 30.7%
      277,797   AT&T Inc. .....................................................................................         11,753,591
      263,122   General Electric Company ......................................................................         10,893,251
      322,066   General Motors Corp. ..........................................................................         11,819,822
      378,279   Pfizer, Inc. ..................................................................................          9,241,356
      264,246   Verizon Communications, Inc. ..................................................................         11,700,813
                                                                                                                  ----------------
                                                                                                                        55,408,833
                                                                                                                  ----------------

                TOTAL COMMON STOCKS ...........................................................................        179,415,591
                (Cost $148,688,334)                                                                               ----------------

RIGHTS - 0.0%

                HONG KONG - 0.0%
      111,095   Citic Pacific Ltd. (b) ........................................................................                  0
                                                                                                                  ----------------

                TOTAL RIGHTS ..................................................................................                  0
                (Cost $0)                                                                                         ----------------

                TOTAL INVESTMENTS - 99.3% .....................................................................        179,415,591
                (Cost $148,688,334)
                NET OTHER ASSETS AND LIABILITIES - 0.7% .......................................................          1,192,671
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $    180,608,262
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

                Diversified Telecommunication Services ........................................................              24.5%
                Industrial Conglomerates ......................................................................              16.0
                Commercial Banks ..............................................................................              10.5
                Oil, Gas & Consumable Fuels ...................................................................              10.0
                Auto Components ...............................................................................               7.2
                Wireless Telecommunication Services ...........................................................               7.1
                Automobiles ...................................................................................               6.6
                Electric Utilities ............................................................................               6.5
                Hotels, Restaurants & Leisure .................................................................               5.8
                Pharmaceuticals. ..............................................................................               5.1
                Net Other Assets and Liabilities ..............................................................               0.7
                                                                                                                  ---------------
                                                                                                                            100.0%
                                                                                                                  ===============


Page 8          See Notes to Quarterly Portfolio of Investments.

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 97.6%

                AEROSPACE & DEFENSE - 3.5%
        7,623   Rockwell Collins, Inc. ........................................................................   $        556,784
                                                                                                                  ----------------
                AUTOMOBILES - 2.2%
        7,490   Harley-Davidson, Inc. .........................................................................            346,113
                                                                                                                  ----------------
                BEVERAGES - 9.8%
       27,096   Coca-Cola (The), Company ......................................................................          1,557,207
                                                                                                                  ----------------
                COMPUTERS & PERIPHERALS - 0.2%
          768   Lexmark International, Inc., Class A (b) ......................................................             31,895
        3,764   Seagate Technology, Inc. (Escrow Shares) (b) (c) ..............................................                  0
                                                                                                                  ----------------
                                                                                                                            31,895
                                                                                                                  ----------------
                CONSUMER FINANCE - 15.3%
       40,765   American Express Company ......................................................................          2,420,218
                                                                                                                  ----------------
                DIVERSIFIED FINANCIAL SERVICES - 3.0%
        9,398   Moody's Corp. .................................................................................            473,659
                                                                                                                  ----------------
                ELECTRIC UTILITIES - 3.9%
        1,915   Entergy Corp. .................................................................................            207,375
        2,951   FirstEnergy Corp. .............................................................................            186,916
        3,737   FPL Group, Inc. ...............................................................................            227,509
                                                                                                                  ----------------
                                                                                                                           621,800
                                                                                                                  ----------------
                ELECTRICAL EQUIPMENT - 3.3%
        7,634   Rockwell Automation, Inc. .....................................................................            530,639
                                                                                                                  ----------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.7%
        3,142   Agilent Technologies, Inc. (b) ................................................................            115,877
                                                                                                                  ----------------
                ENERGY EQUIPMENT & SERVICES - 0.4%
          785   Baker Hughes, Inc. ............................................................................             70,941
                                                                                                                  ----------------
                FOOD PRODUCTS - 1.1%
        4,506   Campbell Soup Company .........................................................................            166,722
                                                                                                                  ----------------
                HEALTH CARE PROVIDERS & SERVICES - 0.6%
        1,167   Laboratory Corp. of America Holdings (b) ......................................................             91,295
                                                                                                                  ----------------
                LEISURE EQUIPMENT & PRODUCTS - 1.7%
       11,176   Mattel, Inc. ..................................................................................            262,189
                                                                                                                  ----------------
                LIFE SCIENCES TOOLS & SERVICES - 0.4%
          950   Waters Corp. (b) ..............................................................................             63,574
                                                                                                                  ----------------
                MACHINERY - 6.1%
       11,381   PACCAR, Inc. ..................................................................................            970,230
                                                                                                                  ----------------
                MEDIA - 5.4%
       35,087   DIRECTV Group (The), Inc. (b) .................................................................            851,912
                                                                                                                  ----------------
                OIL, GAS & CONSUMABLE FUELS - 11.5%
        5,326   Chevron Corp. .................................................................................            498,407
       14,229   Exxon Mobil Corp. .............................................................................          1,317,036
                                                                                                                  ----------------
                                                                                                                         1,815,443
                                                                                                                  ----------------
                PHARMACEUTICALS - 11.1%
       26,824   Johnson & Johnson .............................................................................          1,762,337
                                                                                                                  ----------------


                See Notes to Quarterly Portfolio of Investments.          Page 9

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.5%
        3,877   Boston Properties, Inc. .......................................................................   $        402,820
                                                                                                                  ----------------
                SOFTWARE - 14.3%
       77,103   Microsoft Corp. ...............................................................................          2,271,454
                                                                                                                  ----------------
                TOBACCO - 0.6%
        1,854   UST, Inc. .....................................................................................             91,959
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 97.6% .....................................................................         15,475,068
                (Cost $14,809,581)

                NET OTHER ASSETS AND LIABILITIES - 2.4% .......................................................            378,520
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $     15,853,588
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Security is fair valued and market value is determined in accordance with procedures adopted by the Board of Trustees.


Page 10         See Notes to Quarterly Portfolio of Investments.

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 99.2%

                COMMUNICATIONS EQUIPMENT - 20.4%
       29,122   Cisco Systems, Inc. (b) .......................................................................   $        964,229
       18,484   Research In Motion Ltd. (b) ...................................................................          1,821,598
                                                                                                                  ----------------
                                                                                                                         2,785,827
                                                                                                                  ----------------
                ELECTRONIC EQUIPMENT & INSTRUMENTS - 4.7%
        7,309   CDW Corp. .....................................................................................            637,345
                                                                                                                  ----------------
                HOTELS, RESTAURANTS & LEISURE - 9.8%
        8,519   Wynn Resorts Ltd. .............................................................................          1,342,254
                                                                                                                  ----------------
                IT SERVICES - 5.2%
       14,514   Infosys Technologies Ltd., ADR ................................................................            702,333
                                                                                                                  ----------------
                MACHINERY - 7.6%
       12,156   PACCAR, Inc. ..................................................................................          1,036,299
                                                                                                                  ----------------
                MEDIA - 5.5%
       18,342   Liberty Global, Inc., Class A (b) .............................................................            752,389
                                                                                                                  ----------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 13.7%
       13,190   Lam Research Corp. (b) ........................................................................            702,499
       32,167   NVIDIA Corp. (b) ..............................................................................          1,165,732
                                                                                                                  ----------------
                                                                                                                         1,868,231
                                                                                                                  ----------------
                SOFTWARE - 17.3%
       22,817   Check Point Software Technologies Ltd. (b) ....................................................            574,532
       26,633   Microsoft Corp. ...............................................................................            784,608
       46,425   Oracle Corp. (b) ..............................................................................          1,005,101
                                                                                                                  ----------------
                                                                                                                         2,364,241
                                                                                                                  ----------------
                SPECIALTY RETAIL - 9.3%
       21,039   American Eagle Outfitters, Inc. ...............................................................            553,536
       20,949   Bed Bath & Beyond, Inc. (b) ...................................................................            714,780
                                                                                                                  ----------------
                                                                                                                         1,268,316
                                                                                                                  ----------------
                WIRELESS TELECOMMUNICATION SERVICES - 5.7%
        9,242   Millicom International Cellular S.A. (b) ......................................................            775,404
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 99.2% .....................................................................         13,532,639
                (Cost $11,605,202)

                NET OTHER ASSETS AND LIABILITIES - 0.8% .......................................................            109,637
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $     13,642,276
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments.         Page 11

FIRST TRUST 10 UNCOMMON VALUES PORTFOLIO (a)
PORTFOLIO OF INVESTMENTS (b)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 99.1%

                AEROSPACE & DEFENSE - 13.4%
        8,519   United Technologies Corp. .....................................................................   $        685,609
                                                                                                                  ----------------
                COMMUNICATIONS EQUIPMENT - 11.6%
       24,220   Corning, Inc. .................................................................................            597,023
                                                                                                                  ----------------
                CONSUMER FINANCE - 8.0%
        6,186   Capital One Financial Corp. ...................................................................            410,936
                                                                                                                  ----------------
                ELECTRIC UTILITIES - 13.4%
        9,121   Exelon Corp. ..................................................................................            687,358
                                                                                                                  ----------------
                HEALTH CARE PROVIDERS & SERVICES - 7.5%
       11,653   Omnicare, Inc. ................................................................................            386,064
                                                                                                                  ----------------
                IT SERVICES - 11.5%
       11,676   Automatic Data Processing, Inc. ...............................................................            536,279
        2,711   Broadridge Financial Solutions, Inc. ..........................................................             51,373
                                                                                                                  ----------------
                                                                                                                           587,652
                                                                                                                  ----------------
                MEDIA - 11.8%
       27,560   Regal Entertainment Group, Class A ............................................................            604,942
                                                                                                                  ----------------
                PHARMACEUTICALS - 10.8%
        8,445   Johnson & Johnson .............................................................................            554,837
                                                                                                                  ----------------
                SOFTWARE - 11.1%
       18,721   Intuit, Inc. (c) ..............................................................................            567,246
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 99.1% .....................................................................          5,081,667
                (Cost $4,772,469)

                NET OTHER ASSETS AND LIABILITIES - 0.9% .......................................................             44,230
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $      5,125,897
                                                                                                                  ================

----------
(a) On or about November 19, 2007, the name and the investment strategy of the First Trust 10 Uncommon Values Portfolio are changing. (See Note 1. C.)

(b) All percentages shown in the Portfolio of Investments are based on net assets.

(c)   Non-income producing security.


Page 12         See Notes to Quarterly Portfolio of Investments.

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - 98.0%

                AIRLINES - 1.9%
       25,658   Continental Airlines, Inc., Class B (b) .......................................................   $        847,484
                                                                                                                  ----------------
                AUTOMOBILES - 3.9%
       36,659   Harley-Davidson, Inc. .........................................................................          1,694,012
                                                                                                                  ----------------
                CHEMICALS - 16.6%
       27,154   Albemarle Corp. ...............................................................................          1,200,207
        8,235   OM Group, Inc. (b) ............................................................................            434,890
       53,322   Potash Corp. of Saskatchewan, Inc. ............................................................          5,636,135
                                                                                                                  ----------------
                                                                                                                         7,271,232
                                                                                                                  ----------------
                COMERCIAL SERVICES & SUPPLIES - 1.1%
       19,485   TeleTech Holdings, Inc. (b) ...................................................................            465,886
                                                                                                                  ----------------
                COMMUNICATIONS EQUIPMENT - 13.4%
       59,833   Research In Motion Ltd. (b) ...................................................................          5,896,542
                                                                                                                  ----------------
                CONTAINERS & PACKAGING - 0.8%
       12,492   Rock-Tenn Company, Class A ....................................................................            361,019
                                                                                                                  ----------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 6.1%
       42,421   BT Group PLC, ADR .............................................................................          2,665,311
                                                                                                                  ----------------
                ENERGY EQUIPMENT & SERVICES - 2.1%
        7,135   Core Laboratories N.V. (b) ....................................................................            908,928
                                                                                                                  ----------------
                HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
       19,297   Immucor, Inc. (b) .............................................................................            689,868
                                                                                                                  ----------------
                HOUSEHOLD DURABLES - 2.3%
       13,819   Kimball International, Inc., Class B ..........................................................            157,260
       23,249   Tempur-Pedic International, Inc. ..............................................................            831,152
                                                                                                                  ----------------
                                                                                                                           988,412
                                                                                                                  ----------------
                INTERNET & CATALOG RETAIL - 2.1%
       10,352   Priceline.com, Inc. (b) .......................................................................            918,740
                                                                                                                  ----------------
                LEISURE EQUIPMENT & PRODUCTS - 9.0%
       44,761   Hasbro, Inc. ..................................................................................          1,247,937
      114,471   Mattel, Inc. ..................................................................................          2,685,490
                                                                                                                  ----------------
                                                                                                                         3,933,427
                                                                                                                  ----------------
                MEDIA - 5.7%
      103,805   DIRECTV Group (The), Inc. (b) .................................................................          2,520,385
                                                                                                                  ----------------
                METALS & MINING - 8.3%
       28,213   Allegheny Technologies, Inc. ..................................................................          3,102,019
       10,211   Brush Engineered Materials, Inc. (b) ..........................................................            529,849
                                                                                                                  ----------------
                                                                                                                         3,631,868
                                                                                                                  ----------------
                MULTILINE RETAIL - 5.7%
       53,274   Nordstrom, Inc. ...............................................................................          2,498,018
                                                                                                                  ----------------
                PERSONAL PRODUCTS - 1.7%
       18,856   NBTY, Inc. (b) ................................................................................            765,554
                                                                                                                  ----------------


                See Notes to Quarterly Portfolio of Investments.         Page 13

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                                                                       MARKET
    SHARES                                                DESCRIPTION                                                   VALUE
-------------   -----------------------------------------------------------------------------------------------   ----------------
COMMON STOCKS - (CONTINUED)

                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.6%
      104,113   NVIDIA Corp. (b) ..............................................................................   $      3,773,055
                                                                                                                  ----------------
                SPECIALTY RETAIL - 6.7%
       63,532   American Eagle Outfitters, Inc. ...............................................................          1,671,527
       26,185   Guess?, Inc. ..................................................................................          1,283,851
                                                                                                                  ----------------
                                                                                                                         2,955,378
                                                                                                                  ----------------
                TEXTILES, APPAREL & LUXURY GOODS - 0.4%
        9,673   Steven Madden Ltd. ............................................................................            183,303
                                                                                                                  ----------------
                TOTAL INVESTMENTS - 98.0% .....................................................................         42,968,422
                (Cost $33,978,376)

                NET OTHER ASSETS AND LIABILITIES - 2.0% .......................................................            894,200
                                                                                                                  ----------------
                NET ASSETS - 100.0% ...........................................................................   $     43,862,622
                                                                                                                  ================

----------
(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

ADR   American Depositary Receipt


Page 14         See Notes to Quarterly Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant") offers eight managed investment Portfolios as follows: Target Managed VIP Portfolio, The Dow(R) Dart 10 Portfolio, The Dow(R) Target Dividend Portfolio, Global Dividend Target 15 Portfolio, S&P(R) Target 24 Portfolio, NASDAQ(R) Target 15 Portfolio, First Trust 10 Uncommon Values Portfolio and Value Line(R) Target 25 Portfolio (each a "Portfolio," and collectively, the "Portfolios").

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest," collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of Interests outstanding.

Each Portfolio's investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Registrant's Board of Trustees. Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ, are valued at the closing bid prices. Short-term investments that mature in less than 60 days are valued at amortized cost.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the NYSE. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE that will not always be reflected in such securities' value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures adopted by the Registrant's Board of Trustees. All securities and other assets of a Portfolio denominated in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation.

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. SUBSEQUENT EVENT:

On or about November 19, 2007, the First Trust 10 Uncommon Values Portfolio will change its name and investment strategy. Pursuant to this action, the new name will be First Trust Target Focus Four Portfolio and the investment strategy of the Portfolio is expected to be the following:

The Portfolio will seek to achieve its objective by investing in the common stocks of companies which are selected by applying four separate uniquely specialized strategies (the "Focus Four Strategy") as described below.

Pending any necessary regulatory approval, on or about November 19, 2007, the Portfolio will invest in a portfolio of securities based on the Focus Four Strategy. Subsequently, each year, on or about the annual stock selection date (December 31), the Portfolio expects to invest in the securities determined by the Focus Four Strategy. At that time, the percentage relationship among the number of shares of each issuer held by the Portfolio is established. Through the next one-year period that percentage relationship will be maintained as closely as practicable when the Portfolio makes subsequent purchases and sales of the securities.

--------------------------------------------------------------------------------
NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2007 (UNAUDITED)

The Portfolio may also invest in futures, options, warrants, forward contracts and repurchase agreements.

The Focus Four Strategy is derived from four unique strategies developed by the quantitative group at First Trust Advisors L.P., the Portfolio's investment adviser. The Focus Four Strategy adheres to a disciplined investment process that targets four distinct areas of the market. The Focus Four Strategy seeks to achieve above-average capital appreciation. The following table lists the four strategies utilized by the Focus Four Strategy and the approximate weights assigned to each:

STRATEGY                                        WEIGHTS

o     Dow Target Dividend Strategy                  30%
o     Value Line Target 25 Strategy                 30%
o     S&P Target SMid 60 Strategy                   30%
o     NYSE International Target 25 Strategy         10%

For more information please refer to the supplement to the Registrant's prospectus dated August 29, 2007.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                        FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2007 (UNAUDITED)

                              LICENSING INFORMATION

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
"S&P MidCap 400", "Standard and Poor's Midcap 400", "S&P SmallCap 600", and "Standard and Poor's SmallCap 600" are trademarks of The McGraw Hill Companies, Inc. and have been licensed for use by First Trust Advisors L.P. on behalf of the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio. None of the Portfolios, including, and in particular, the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in any of the Portfolios.

"The NASDAQ-100(R)," "NASDAQ-100 Index(R)," "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of the Nasdaq Stock Market, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust Advisors L.P. on behalf of the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio. None of the Portfolios, including, and in particular, the NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have been passed on by the Corporations as to their legality or suitability. The Portfolios are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE PORTFOLIOS.

"Dow Jones Industrial Average(SM)," "DJIA(sm)," "Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," and "The Dow(R) Dart 10" are service marks or registered trademarks, as applicable, of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust Advisors L.P. on behalf of the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) Dart 10 Portfolio and the First Trust Target Focus Four Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by Dow Jones, and Dow Jones makes no representation regarding the advisability of investing in such products.

"Value Line(R)," "The Value Line Investment Survey," and "Value Line(TM) Timeliness Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust Advisors L.P. on behalf of the Value Line(R) Target 25 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio. None of the Portfolios, including, and in particular, the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio, are sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in any of the Portfolios.

The First Trust 10 Uncommon Values Portfolio is not sponsored or created by Lehman Brothers. Lehman Brothers' only relationship to First Trust Advisors L.P. is the licensing of certain trademarks and trade names of Lehman Brothers and of the "10 Uncommon Values" which is determined, composed and calculated by Lehman Brothers without regard to First Trust Advisors L.P. or the First Trust 10 Uncommon Values Portfolio.

"NYSE(SM)" and "NYSE International 100 Index(SM)" are service marks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust Advisors L.P. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(SM), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc., and NYSE Group, Inc. makes no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the Portfolio or First Trust Advisors L.P. other than the licensing of NYSE International 100 Index(SM) and its service marks for use in connection with the Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Defined Portfolio Fund, LLC

By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date NOVEMBER 27, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date NOVEMBER 27, 2007
    ----------------------------------------------------------------------------

By (Signature and Title)*  /s/ Mark R. Bradley
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date NOVEMBER 27, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.